GOLDMAN SACHS TRUST

GOLDMAN SACHS SPECIALTY FUNDS

Goldman Sachs Tollkeeper Fund
Goldman Sachs CORESM Tax-Managed Equity Fund
Goldman Sachs Real Estate Securities Fund

Class A, B and C Shares

Supplement dated January 1, 2005 to the

Prospectuses dated April 29, 2004

The section of the Shareholder Guide titled “What is the Offering Price of Class A Shares?” is hereby supplemented as follows:

You should note that the actual sales charge that appears in your mutual fund transaction confirmation may differ slightly from the rate disclosed in the Prospectus due to rounding calculations.

You may, under certain circumstances, be entitled to pay reduced sales charges on your purchases of Class A Shares or have those charges waived entirely. To take advantage of these discounts, you or your Authorized Dealer or financial intermediary must notify the Funds’ Transfer Agent at the time of your purchase order that a discount may apply to your current purchases. You may also be required to provide appropriate documentation to receive those discounts, including:

(i)	Information or records regarding shares of the Funds or other funds held in all accounts (e.g., retirement accounts) of the shareholder at the financial intermediary;

(ii)	Information or records regarding shares of the Funds or other funds held in any account of the shareholder at another financial intermediary; and

(iii)	Information or records regarding shares of the Funds or other funds held at any financial intermediary by related parties of the shareholder, such as members of the same family or household.

You should note in particular that, if the Funds’ Transfer Agent is properly notified, under the “Right of Accumulation,” the amount of purchase used for calculating the applicable sales charge will be deemed to include all Class A, Class B and/or Class C Shares of the Goldman Sachs Funds that were acquired by purchase or exchange, and that were subject to a sales charge, that are held at the time of purchase by any of the following persons: (i) you, your spouse and your children; and (ii) any trustee, guardian or other fiduciary of a single trust estate or a single fiduciary account. This includes, for example, any Class A, Class B and/or Class C Shares held at a broker-dealer or other financial intermediary other than the one handling your current purchase. In some circumstances, other Class A, Class B and/or Class C Shares may be aggregated with your current purchase under the Right of Accumulation as described in the Additional Statement. For purposes of determining the amount of purchase, all Class A, Class B and/or Class C Shares held at the time of purchase will be valued at their current market value.

*****

The section of the Shareholder Guide titled “How Can The Sales Charge on Class A Shares Be Reduced? — Right of Accumulation” is hereby revised as follows:

When buying Class A Shares in Goldman Sachs Funds, your current aggregate investment determines the initial sales load you pay. You may qualify for reduced sales charges when the current market value of holdings across Class A, B and/or C Shares, plus new purchases, reaches $50,000 or more. Class A, Class B or Class C Shares of any of the Goldman Sachs Funds may be combined under the Right of Accumulation. For purposes of applying the Right of Accumulation, shares of the Funds and any other Goldman Sachs Fund purchased by an existing client of Goldman Sachs Wealth Management or GS Ayco Holding LLC will be combined with Class A, Class B and/or Class C Shares and other assets held by all other Goldman Sachs Wealth Management Accounts or accounts of GS Ayco Holding LLC, respectively. In addition, under some circumstances, Class A, Class B and/or Class C Shares of the Fund and Class A, Class B and/or Class C Shares of any other Goldman Sachs Fund purchased by partners, directors, officers or employees of the same business organization, groups of individuals represented by and investing on the recommendation of the same accounting firm, certain affinity groups or other similar organizations may be combined for the purpose of determining whether a purchase will qualify for the right of accumulation and, if qualifying, the applicable sales charge level. To qualify for a reduced sales load, you or your Authorized Dealer must notify the Fund’s Transfer Agent at the time of investment that a quantity discount is applicable. Use of this option is subject to a check of the appropriate records. The Prospectus and Additional Statement have more information about the Right of Accumulation.

*****

$100,000 Maximum Purchase Amount for Class B Shares. Effective as of the date hereof, the maximum amount of Class B Shares you can buy in the aggregate across all Goldman Sachs Funds is $100,000. Once the current value of your Class B Shares in the aggregate across all Goldman Funds is equal to $100,000, you will not be allowed to purchase any additional Class B Shares. Individual purchases exceeding $100,000 will be rejected and additional purchases which could cause your holdings in Class B Shares to exceed $100,000 will be rejected.

SPECSTCK 12-04 532833

GOLDMAN SACHS TRUST

GOLDMAN SACHS FIXED INCOME FUNDS

Goldman Sachs Enhanced Income Fund
Goldman Sachs Ultra-Short Duration Government Fund
Goldman Sachs Short Duration Government Fund
Goldman Sachs Government Income Fund
Goldman Sachs U.S. Mortgages Fund
Goldman Sachs Core Fixed Income Fund
Goldman Sachs Investment Grade Credit Fund
Goldman Sachs Global Income Fund
Goldman Sachs High Yield Fund
Goldman Sachs Emerging Markets Debt Fund
Goldman Sachs Short Duration Tax-Free Fund
Goldman Sachs Municipal Income Fund
Goldman Sachs High Yield Municipal Fund

Class A, B and C Shares

Supplement dated January 1, 2005 to the

Prospectuses dated February 27, 2004

The section of the Shareholder Guide titled “What is the Offering Price of Class A Shares?” is hereby supplemented as follows:

You should note that the actual sales charge that appears in your mutual fund transaction confirmation may differ slightly from the rate disclosed in the Prospectus due to rounding calculations.

You may, under certain circumstances, be entitled to pay reduced sales charges on your purchases of Class A Shares or have those charges waived entirely. To take advantage of these discounts, you or your Authorized Dealer or financial intermediary must notify the Funds’ Transfer Agent at the time of your purchase order that a discount may apply to your current purchases. You may also be required to provide appropriate documentation to receive those discounts, including:

(i)	Information or records regarding shares of the Funds or other funds held in all accounts (e.g., retirement accounts) of the shareholder at the financial intermediary;

(ii)	Information or records regarding shares of the Funds or other funds held in any account of the shareholder at another financial intermediary; and

(iii)	Information or records regarding shares of the Funds or other funds held at any financial intermediary by related parties of the shareholder, such as members of the same family or household.

You should note in particular that, if the Funds’ Transfer Agent is properly notified, under the “Right of Accumulation,” the amount of purchase used for calculating the applicable sales charge will be deemed to include all Class A, Class B and/or Class C Shares of the Goldman Sachs Funds that were acquired by purchase or exchange, and that were subject to a sales charge, that are held at the time of purchase by any of the following persons: (i) you, your spouse and your children; and (ii) any trustee, guardian or other fiduciary of a single trust estate or a single fiduciary account. This includes, for example, any Class A, Class B and/or Class C Shares held at a broker-dealer or other financial intermediary other than the one handling your current purchase. In some circumstances, other Class A, Class B and/or Class C Shares may be aggregated with your current purchase under the Right of Accumulation as described in the Additional Statement. For purposes of determining the amount of purchase, all Class A, Class B and/or Class C Shares held at the time of purchase will be valued at their current market value.

*****

The section of the Shareholder Guide titled “How Can The Sales Charge on Class A Shares Be Reduced? — Right of Accumulation” is hereby revised as follows:

When buying Class A Shares in Goldman Sachs Funds, your current aggregate investment determines the initial sales load you pay. You may qualify for reduced sales charges when the current market value of holdings across Class A, B and/or C Shares, plus new purchases, reaches $100,000 or more in the case of the Government Income, U.S. Mortgages, Investment Grade Credit, Core Fixed Income, Global Income, High Yield, Emerging Markets Debt, Municipal Income and High Yield Municipal Funds; $250,000 or more in the case of the Short Duration Government and Short Duration Tax-Free Fund; and $500,000 or more in the case of the Enhanced Income Fund and the Ultra-Short Duration Government Fund. Class A, Class B or Class C Shares of any of the Goldman Sachs Funds may be combined under the Right of Accumulation. For purposes of applying the Right of Accumulation, shares of the Funds and any other Goldman Sachs Fund purchased by an existing client of Goldman Sachs Wealth Management or GS Ayco Holding LLC will be combined with Class A, Class B and/or Class C Shares and other assets held by all other Goldman Sachs Wealth Management Accounts or accounts of GS Ayco Holding LLC, respectively. In addition, under some circumstances, Class A, Class B and/or Class C Shares of the Fund and Class A, Class B and/or Class C Shares of any other Goldman Sachs Fund purchased by partners, directors, officers or employees of the same business organization, groups of individuals represented by and investing on the recommendation of the same accounting firm, certain affinity groups or other similar organizations may be combined for the purpose of determining whether a purchase will qualify for the right of accumulation and, if qualifying, the applicable sales charge level. To qualify for a reduced sales load, you or your Authorized Dealer must notify the Fund’s Transfer Agent at the time of investment that a quantity discount is applicable. Use of this option is subject to a check of the appropriate records. The Prospectus and Additional Statement have more information about the Right of Accumulation.

*****

$100,000 Maximum Purchase Amount for Class B Shares. Effective as of the date hereof, the maximum amount of Class B Shares you can buy in the aggregate across all Goldman Sachs Funds is $100,000. Once the current value of your Class B Shares in the aggregate across all Goldman Funds is equal to $100,000, you will not be allowed to purchase any additional Class B Shares. Individual purchases exceeding $100,000 will be rejected and additional purchases which could cause your holdings in Class B Shares to exceed $100,000 will be rejected.

*****

Class B Shares of the Short Duration Government and Short Duration Tax-Free Funds No Longer Offered. As of the date hereof, Class B Shares of the Short Duration Government Fund and Short Duration Tax-Free Fund may no longer be purchased. Current Class B shareholders of the Short Duration Government Fund and Short Duration Tax-Free Fund may only continue to reinvest dividends and capital gains into their accounts. Exchanges into Class B Shares of the Short Duration Government Fund or Short Duration Tax-Free Fund are not permitted. Sales of Class B Shares of the Short Duration Government Fund and/or Short Duration Tax-Free Fund may resume at a future date.

FISTCK 12-04 532834

GOLDMAN SACHS TRUST

GOLDMAN SACHS ASSET ALLOCATION PORTFOLIOS

Goldman Sachs Balanced Strategy Portfolio
Goldman Sachs Growth and Income Strategy Portfolio
Goldman Sachs Growth Strategy Portfolio
Goldman Sachs Aggressive Growth Strategy Portfolio

Class A, B and C Shares

Supplement dated January 1, 2005 to the

Prospectuses dated April 29, 2004

The section of the Shareholder Guide titled “What is the Offering Price of Class A Shares?” is hereby supplemented as follows:

You should note that the actual sales charge that appears in your mutual fund transaction confirmation may differ slightly from the rate disclosed in the Prospectus due to rounding calculations.

You may, under certain circumstances, be entitled to pay reduced sales charges on your purchases of Class A Shares or have those charges waived entirely. To take advantage of these discounts, you or your Authorized Dealer or financial intermediary must notify the Funds’ Transfer Agent at the time of your purchase order that a discount may apply to your current purchases. You may also be required to provide appropriate documentation to receive those discounts, including:

(i)	Information or records regarding shares of the Funds or other funds held in all accounts (e.g., retirement accounts) of the shareholder at the financial intermediary;

(ii)	Information or records regarding shares of the Funds or other funds held in any account of the shareholder at another financial intermediary; and

(iii)	Information or records regarding shares of the Funds or other funds held at any financial intermediary by related parties of the shareholder, such as members of the same family or household.

You should note in particular that, if the Funds’ Transfer Agent is properly notified, under the “Right of Accumulation,” the amount of purchase in used for calculating the applicable sales charge will be deemed to include all Class A, Class B and/or Class C Shares of the Goldman Sachs Funds that were acquired by purchase or exchange, and that were subject to a sales charge, that are held at the time of purchase by any of the following persons: (i) you, your spouse and your children; and (ii) any trustee, guardian or other fiduciary of a single trust estate or a single fiduciary account. This includes, for example, any Class A, Class B and/or Class C Shares held at a broker-dealer or other financial intermediary other than the one handling your current purchase. In some circumstances, other Class A, Class B and/or Class C Shares may be aggregated with your current purchase under the Right of Accumulation as described in the Additional Statement. For purposes of determining the amount of purchase, all Class A, Class B and/or

Class C Shares held at the time of purchase will be valued at their current market value.

*****

The section of the Shareholder Guide titled “How Can The Sales Charge on Class A Shares Be Reduced? — Right of Accumulation” is hereby revised as follows:

When buying Class A Shares in Goldman Sachs Funds, your current aggregate investment determines the initial sales load you pay. You may qualify for reduced sales charges when the current market value of holdings across Class A, B and/or C Shares, plus new purchases, reaches $50,000 or more. Class A, Class B or Class C Shares of any of the Goldman Sachs Funds may be combined under the Right of Accumulation. For purposes of applying the Right of Accumulation, shares of the Funds and any other Goldman Sachs Fund purchased by an existing client of Goldman Sachs Wealth Management or GS Ayco Holding LLC will be combined with Class A, Class B and/or Class C Shares and other assets held by all other Goldman Sachs Wealth Management Accounts or accounts of GS Ayco Holding LLC, respectively. In addition, under some circumstances, Class A, Class B and/or Class C Shares of the Fund and Class A, Class B and/or Class C Shares of any other Goldman Sachs Fund purchased by partners, directors, officers or employees of the same business organization, groups of individuals represented by and investing on the recommendation of the same accounting firm, certain affinity groups or other similar organizations may be combined for the purpose of determining whether a purchase will qualify for the right of accumulation and, if qualifying, the applicable sales charge level. To qualify for a reduced sales load, you or your Authorized Dealer must notify the Fund’s Transfer Agent at the time of investment that a quantity discount is applicable. Use of this option is subject to a check of the appropriate records. The Prospectus and Additional Statement have more information about the Right of Accumulation.

*****

$100,000 Maximum Purchase Amount for Class B Shares. Effective as of the date hereof, the maximum amount of Class B Shares you can buy in the aggregate across all Goldman Sachs Funds is $100,000. Once the current value of your Class B Shares in the aggregate across all Goldman Funds is equal to $100,000, you will not be allowed to purchase any additional Class B Shares. Individual purchases exceeding $100,000 will be rejected and additional purchases which could cause your holdings in Class B Shares to exceed $100,000 will be rejected.

AASTCK 12-04 532831

GOLDMAN SACHS TRUST

INSTITUTIONAL LIQUID ASSETS

PRIME OBLIGATIONS PORTFOLIO

ILA Service, ILA Class B and Class C (“Units” or “Shares”)

Supplement dated January 1, 2005 to the

Prospectus dated April 29, 2004

$100,000 Maximum Purchase Amount for Class B Shares. Effective as of the date hereof, the maximum amount of Class B Shares you can buy in the aggregate across all Goldman Sachs Funds is $100,000. Once the current value of your Class B Shares in the aggregate across all Goldman Funds is equal to $100,000, you will not be allowed to purchase any additional Class B Shares. Individual purchases exceeding $100,000 will be rejected and additional purchases which could cause your holdings in Class B Shares to exceed $100,000 will be rejected.

ILASTCK 12-04 532879